Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			November 30, 2013
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash and cash equivalents	760,586	760,586	-	-
(b) Convertible debt1	728,950	-	-	728,950
(c) Warrant liabilities2	5,438,022	-	-	5,438,022
	6,927,558	760,586	-	6,166,972
			November 30, 2012
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash and cash equivalents	497,016	497,016	-	-
(b) Warrant liabilities2	1,960,893	-	-	1,960,893
	2,457,909	497,016	-	1,960,893

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
	Fair value at November 30, 2013	Valuation Techniques	Unobservable Input	Range
	$
Conversion option	728,950	Black-Scholes	Discount rate		0.12%
			Volatility		64.6%

Warrant liabilities	5,422,560	Black-Scholes	Discount rate	0.12%	-	0.64%
			comparable annualized volatility(i)	54%	-	87%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		November 30, 2013
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	1,960,893	1,960,893
Total gains or losses:
- in net loss(a)	533,149	3,356,534	3,889,683
- translation adjustment	(24,299)	(449,224)	(473,523)
Additions	220,100	735,908	956,008
Exercise	-	(166,089)	(166,089)
Closing balance	728,950	5,438,022	6,166,972
		November 30, 2012
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	6,611,015	6,611,015
Total gains or losses:			-
- in net loss(a)	-	(3,841,233)	(3,841,233)
- translation adjustment		(20,026)	(20,026)
Additions	-	-	-
Exercise	-	(788,863)	(788,863)
Closing balance	-	1,960,893	1,960,893

Fair Value Measurements, Nonrecurring [Table Text Block]
	November 30, 2013		November 30, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Liabilities
Due to related parties(iii)	759,564	515,130	783,717	531,510
Convertible debt(iii)	1,376,456	1,290,683	-	-

Schedule of Cash and Cash Equivalents [Table Text Block]
	November 30, 2013	November 30, 2012
	$	$

Cash	760,586	447,016
Bankers acceptance (30 days maturity, interest 0.10%)	-	50,000
Total cash and cash equivalents	760,586	497,016

Past Due Financing Receivables [Table Text Block]
	November 30, 2013	November 30, 2012
	$	$

Total accounts receivable	1,475,745	2,778
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	1,475,745	2,778

Not past due	1,473,097	2,778
Past due for more than 31 days but no more than 60 days	2,648	-
Total accounts receivable, net	1,475,745	2,778

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
	November 30, 2013		November 30, 2012
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	1.0620		0.9936
	$	$	$	$

Assets
Cash	461,002	434,089	247,397	248,991
	461,002	434,089	247,397	248,991
Liabilities
Accounts payable	484,299	456,025	284,727	286,561
Employee cost payable	182,970	172,288	189,383	190,603
Capital lease	45,947	43,265	51,194	51,524
Due to related party	806,657	759,564	778,701	783,716
	1,519,873	1,431,142	1,304,005	1,312,404
Net exposure	(1,058,871)	(997,053)	(1,056,608)	(1,063,413)

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
					November 30, 2013
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	810,381	-	-	-	-	810,381
Capital lease	13,189	13,676	14,198	2,201	-	43,264
Related parties
Employee costs payable (Note 7)	508,616	-	-	-	-	508,616
Due to related parties (Note 6)	759,564	-	-	-	-	759,564
Convertible debenture (Note 6)	44,353	44,353	45,339	44,846	1,515,770	1,694,661
	2,136,103	58,029	59,537	47,047	1,515,770	3,816,486